Digital Currencies (Narrative) (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Mar. 07, 2025	Jun. 07, 2025	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cumulative realized loss			$ 3,700
Cumulative realized gains				$ 4,600
Option value			1,300	$ 0
Subsequent events [Member]
Finite-Lived Intangible Assets [Line Items]
Bitcoin strike price		$ 88
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of bitcoin	$ 15,000
Deposit on equipment	$ 16,000		$ 16,043